Basis of Presentation and Our Segments - Schedule of Pre-Tax Charges Russia-Ukraine Conflict Impact on Operating Profit (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022
Unusual or Infrequent Item, or Both [Line Items]
Impairment charges related to property, plant and equipment - impact of Russia-Ukraine conflict		$ 125
Allowance for expected credit losses - impact of Russia-Ukraine conflict		12
Inventory write-downs - impact of Russia-Ukraine conflict		29
Charges related to the Russia-Ukraine conflict - other		51
Charges related to the Russia-Ukraine conflict - after-tax		$ 1,124
Charges related to the Russia-Ukraine conflict - per share amount		$ (0.81)
Charges related to the russia ukraine conflict		$ 1,415
Impairment charges related to indefinite-lived intangible assets - impact of Russia-Ukraine conflict		1,198
Credit representing adjustments in previously recorded amounts - Russia/Ukraine conflict - Pre-tax	$ 7
Credit representing adjustments to previously recorded amounts - Russia/Ukraine conflict - after-tax	$ 7
Credit representing adjustments in previously recorded amounts - Russia/Ukraine conflict - per share amount	$ 0.01
Cost of sales
Unusual or Infrequent Item, or Both [Line Items]
Impairment charges related to property, plant and equipment - impact of Russia-Ukraine conflict		103
Allowance for expected credit losses - impact of Russia-Ukraine conflict		0
Inventory write-downs - impact of Russia-Ukraine conflict		28
Charges related to the Russia-Ukraine conflict - other		9
Russia-Ukraine conflict charges		140
Impairment charges related to indefinite-lived intangible assets - impact of Russia-Ukraine conflict		0
Selling, general and administrative expenses
Unusual or Infrequent Item, or Both [Line Items]
Impairment charges related to property, plant and equipment - impact of Russia-Ukraine conflict		22
Allowance for expected credit losses - impact of Russia-Ukraine conflict		12
Inventory write-downs - impact of Russia-Ukraine conflict		1
Charges related to the Russia-Ukraine conflict - other		42
Russia-Ukraine conflict charges		77
Impairment charges related to indefinite-lived intangible assets - impact of Russia-Ukraine conflict		0
Impairment of intangible assets
Unusual or Infrequent Item, or Both [Line Items]
Impairment charges related to property, plant and equipment - impact of Russia-Ukraine conflict		0
Allowance for expected credit losses - impact of Russia-Ukraine conflict		0
Inventory write-downs - impact of Russia-Ukraine conflict		0
Charges related to the Russia-Ukraine conflict - other		0
Russia-Ukraine conflict charges		1,198
Impairment charges related to indefinite-lived intangible assets - impact of Russia-Ukraine conflict		$ 1,198